Earnout Shares and RSUs - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 29, 2022 USD ($)	Dec. 31, 2022 USD ($) Acquisition $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (years)		4 years 6 months
Expected volatility		40.00%
Earnout Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period		5 years
Allocated Share Based Compensation Expense | $		$ 17,712
Unrecognized compensation expense | $		$ 3,942
Unrecognized compensation expense recognition period		3 years
Expected life (years)	5 years	4 years 6 months
Expected volatility	40.00%	40.00%
Earnout Awards | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares entitled to receive		19,195,100
Number of tranches | Acquisition		5
Earnout Awards | Share-Based Compensation Award Tranche One | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued		3,839,020
Minimum dollar volume-weighted average share price | $ / shares		$ 10.5
Earnout Awards | Share-Based Compensation Award Tranche Two | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued		3,839,020
Minimum dollar volume-weighted average share price | $ / shares		$ 12.5
Earnout Awards | Share-Based Compensation Award Tranche Three | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued		3,839,020
Minimum dollar volume-weighted average share price | $ / shares		$ 15
Earnout Awards | Share-Based Compensation Award Tranche Four | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued		3,839,020
Minimum dollar volume-weighted average share price | $ / shares		$ 20
Earnout Awards | Share-Based Compensation Award Tranche Five | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued		3,839,020
Minimum dollar volume-weighted average share price | $ / shares		$ 25
Earnout Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued		0
Earnout shares liability | $	$ 116	$ 68
Change in fair value of earnout liabilities | $		$ 48
Earnout RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued		0